Income Taxes (Components of Income (Loss) before Income Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
United States	$ (208)	$ 2	$ 44
Foreign	183	266	352
Total	(25)	268	396
United Kingdom
Operating Loss Carryforwards [Line Items]
Foreign	76	105	203
Australia
Operating Loss Carryforwards [Line Items]
Foreign	37	15	7
Canada
Operating Loss Carryforwards [Line Items]
Foreign	(2)	3	(2)
Middle East
Operating Loss Carryforwards [Line Items]
Foreign	69	87	61
Africa
Operating Loss Carryforwards [Line Items]
Foreign	4	5	13
Other
Operating Loss Carryforwards [Line Items]
Foreign	$ (1)	$ 51	$ 70